GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Salaries And Benefits	$ 291	$ 364	$ 686	$ 802
Office And Miscellaneous	425	420	617	594
Management And Consulting Fees	97	119	203	235
Investor Relations	86	98	167	150
Travel And Promotion	39	36	93	46
Professional Fees	464	204	703	412
Directors Fees	45	45	89	86
Regulatory And Compliance Fees	53	33	91	80
Depreciation	35	37	70	67
General and administrative expenses	$ 1,535	$ 1,356	$ 2,719	$ 2,472